Note 4 - Segmental Financial Information - Summary of Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Voyage revenue	$ 1,113,859	$ 793,639	$ 460,319
Voyage expenses	(49,069)	(13,311)	(7,372)
Vessels’ operating expenses	(269,231)	(179,981)	(117,054)
Depreciation	(165,998)	(136,958)	(108,700)
Amortization of dry-docking and special survey costs	(13,486)	(10,433)	(9,056)
Vessels’ Impairment loss	1,691	0	31,577
Gain on sale of vessels, net	126,336	45,894	(79,120)
Interest income	5,956	1,587	1,827
Interest and finance costs	(122,233)	(86,047)	(68,702)
Income from equity method investments	2,296	12,859	16,195
Net Income/ (Loss) for the Year	554,692	435,121	$ 8,877
Total Assets	4,896,229	4,407,041
Intersegment Eliminations [Member]
Voyage revenue	0
Intersegment voyage revenue	(800)
Voyage expenses	0
Intersegment voyage expenses	800
Vessels’ operating expenses	0
Depreciation	0
Amortization of dry-docking and special survey costs	0
Vessels’ Impairment loss	0
Gain on sale of vessels, net	0
Interest income	0
Interest and finance costs	0
Income from equity method investments	0
Net Income/ (Loss) for the Year	0
Total Assets	(1,002)
Container Vessels Segment [Member] | Operating Segments [Member]
Voyage revenue	797,392	678,292
Intersegment voyage revenue	0
Voyage expenses	(11,323)
Intersegment voyage expenses	0
Vessels’ operating expenses	(169,426)	(151,452)
Depreciation	(126,340)	(125,811)
Amortization of dry-docking and special survey costs	(11,831)	(10,346)
Vessels’ Impairment loss	0
Gain on sale of vessels, net	122,884	45,894
Interest income	3,666	1,587
Interest and finance costs	(101,888)	(81,887)
Income from equity method investments	0	0
Net Income/ (Loss) for the Year	458,494	303,490
Total Assets	3,272,559	3,672,212
Dry Bulk Vessels Segment [Member] | Operating Segments [Member]
Voyage revenue	316,100	115,347
Intersegment voyage revenue	800
Voyage expenses	(37,602)
Intersegment voyage expenses	0
Vessels’ operating expenses	(99,805)	(28,529)
Depreciation	(39,658)	(11,147)
Amortization of dry-docking and special survey costs	(1,655)	(87)
Vessels’ Impairment loss	(1,691)
Gain on sale of vessels, net	3,452	0
Interest income	2,290	0
Interest and finance costs	(20,333)	(4,160)
Income from equity method investments	0	0
Net Income/ (Loss) for the Year	97,405	56,814
Total Assets	771,027	714,957
Costamare Bulkers Inc. (“CBI”) [Member] | Operating Segments [Member]
Voyage revenue	367
Intersegment voyage revenue	0
Voyage expenses	(144)
Intersegment voyage expenses	(800)
Vessels’ operating expenses	0
Depreciation	0
Amortization of dry-docking and special survey costs	0
Vessels’ Impairment loss	0
Gain on sale of vessels, net	0
Interest income	0
Interest and finance costs	(12)
Income from equity method investments	0
Net Income/ (Loss) for the Year	(3,503)
Total Assets	101,807
Other [Member]
Voyage revenue	0	0
Intersegment voyage revenue	0
Voyage expenses	0
Intersegment voyage expenses	0
Vessels’ operating expenses	0	0
Depreciation	0	0
Amortization of dry-docking and special survey costs	0	0
Vessels’ Impairment loss	0
Gain on sale of vessels, net	0	0
Interest income	0	0
Interest and finance costs	0	0
Income from equity method investments	2,296	12,859
Net Income/ (Loss) for the Year	2,296	74,817
Total Assets	751,838	19,872
Total [Member]
Voyage revenue	1,113,859	793,639
Intersegment voyage revenue	0
Voyage expenses	(49,069)
Intersegment voyage expenses	0
Vessels’ operating expenses	(269,231)	(179,981)
Depreciation	(165,998)	(136,958)
Amortization of dry-docking and special survey costs	(13,486)	(10,433)
Vessels’ Impairment loss	(1,691)
Gain on sale of vessels, net	126,336	45,894
Interest income	5,956	1,587
Interest and finance costs	(122,233)	(86,047)
Income from equity method investments	2,296	12,859
Net Income/ (Loss) for the Year	554,692	435,121
Total Assets	$ 4,896,229	$ 4,407,041